INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 5, 2019 TO THE PROSPECTUS DATED FEBRUARY 28, 2019

Invesco Variable Rate Investment Grade ETF (VRIG)

Invesco Variable Rate Investment Grade ETF has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety, effective immediately.

Please Retain This Supplement For Future Reference.

P-PS-ACTIVE-VRIG-PRO-SUP-1 110519

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 5, 2019 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019

Invesco Variable Rate Investment Grade ETF (VRIG)

Invesco Variable Rate Investment Grade ETF (the “Fund”) has changed its classification from “non-diversified” to “diversified”. The disclosure in the Statement of Additional Information is updated, effective immediately, as follows:

The first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is deleted in its entirety and replaced with the following:

The Trust was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of nine series. This SAI relates to eight series of the Trust. Each Fund (except as indicated below) is “non-diversified,” and as such, each such Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The Invesco Active U.S. Real Estate ETF, Invesco S&P 500® Downside Hedged ETF and Invesco Variable Rate Investment Grade ETF are classified as “diversified” for purposes of the 1940 Act. The shares of the Funds are referred to herein as “Shares.”

In addition and accordingly, the Fund is now subject to the following investment restrictions:

The Fund, as a fundamental policy, may not:

(1)

As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)	As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

Please Retain This Supplement For Future Reference.

P-PS-ACTIVE-VRIG-SAI-SUP-1 110519